Loans and Allowance for Loan Losses - Purchased Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014 loan	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Purchased Credit Impaired Loans
Carrying amount	$ 0		$ 541
Number of purchased credit impaired loans acquired	0	0	0	0
Loan acquired using cost recovery method
Number of purchased credit impaired loans accounted for using cost recovery method			1	1